[LETTERHEAD OF KANTOR, DAVIDOFF, WOLFE, MANDELKER & KASS, P.C.]


                                                       March 24, 2000


Mr. Joseph T. Scialo
Yohalem Gillman & Company LLP
477 Madison Avenue
New York, NY  10022

     Re: Tridan Corp. - Stock Redemption

Dear Joe:

     Implementing the stock repurchase of Lionel Larsonneur's ESOT shares, I enclose stock power, new stock certificates, updated shareholder list as of January 31, 2000 and SEC Form N-23C-1.

     The stock certificates and stock power should be signed by Peter Goodman and returned to me. The N-23C-1 should be filed electronically with the SEC as in the past, and a confirmation sent to me when you receive it.

                                                       Sincerely,


                                                       /s/ I. Robert Harris
                                                       I. Robert Harris

IRH:mam
Enclosures

cc w/encls. (shareholders list):   Peter Goodman
                                   Leslie Sufrin

  (Do not use this space)
----------------------------  :                        FORM N-23C-1
                              :
                              :               SECURITIES AND EXCHANGE COMMISSION
                              :
                              :                   Washington, D.C. 20549
                              :
                              :
                              :
----------------------------  :


 STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY WITH RESPECT TO PURCHASES
          OF ITS SECURITIES PURSUANT TO RULE 23c-1 UNDER THE INVESTMENT
               COMPANY ACT OF 1940 DURING THE LAST CALENDAR MONTH

      (See rules and instructions on back of this form. If acknowledgement is desired, file this form with the Commission in
              triplicate, plus a self-addressed, stamped envelope.)

                      REPORT FOR CALENDAR MONTH ENDING     January 31, 2000
                                                       ------------------------


                                  TRIDAN CORP.
--------------------------------------------------------------------------------
               (Name of registered closed-end investment company)


====================================================================================================
Date of                          Number                     Approximate Asset
 each        Identification        of           Price     Value or Approximate      Name of Seller
Trans-            of             Shares          per         Asset Coverage              or of
action         Security         Purchased       Share         per Share at          Seller's Broker
                                                            Time of Purchase
----------------------------------------------------------------------------------------------------
1/31/00       Common Stock      796.6485       $11.77            $11.77            Robert H. Glasser
              $.02 par


====================================================================================================

REMARKS:

                                                         TRIDAN CORP.
                                                 -------------------------------
                                                      Name of Registrant


Date of Statement   March 20, 2000           By:     /s/ I. Robert Harris
                 --------------------           --------------------------------
                                                            (Name)


                                                  I. Robert Harris, Secretary
                                                --------------------------------
                                                            (Title)